Post-Employment Benefits - Summary of Financial Position Related to Defined Benefit Pensions and Other Post Employment Plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Net actuarial gains (losses) on plan assets	$ 626	$ 1,288
Pension plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	116
Current service cost	277	218	$ 223
Interest income on plan assets	277	323	294
Past service cost	(20)	1
Net actuarial gains (losses) on plan assets	349	965	(234)
Interest cost on defined benefit obligation	268	303	281
Benefits paid	7	6	6
Loss on settlements		1
Special termination benefits	10
Balance at end of year	185	116
Net defined benefit asset (liability)	202	131
Valuation allowance	(17)	(15)
Net defined benefit asset (liability), net of valuation allowance	185	116
Pension plan [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	8,722	7,370
Current service cost	277	218
Past service cost	(20)	1
Interest cost on defined benefit obligation	268	303
Employee contributions	5	5
Benefits paid	(369)	(353)
Loss on settlements		1
Special termination benefits	10
Foreign exchange rate changes	8	(1)
Net actuarial (gains) losses on defined benefit obligation	238	1,178
Balance at end of year	9,139	8,722	7,370
Pension plan [member] | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	8,853	7,691
Interest income on plan assets	277	323
Net actuarial gains (losses) on plan assets	349	965
Employer contributions	227	229
Employee contributions	5	5
Benefits paid	(369)	(353)
Plan administration costs	(7)	(6)
Foreign exchange rate changes	6	(1)
Balance at end of year	9,341	8,853	7,691
Other post employment benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	(671)
Current service cost	14	11	13
Past service cost	(77)
Interest cost on defined benefit obligation	20	24	25
Balance at end of year	(609)	(671)
Net defined benefit asset (liability)	(609)	(671)
Net defined benefit asset (liability), net of valuation allowance	(609)	(671)
Other post employment benefit plans [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	671	589
Current service cost	14	11
Past service cost	(77)
Interest cost on defined benefit obligation	20	24
Benefits paid	(26)	(30)
Foreign exchange rate changes	1
Net actuarial (gains) losses on defined benefit obligation	6	77
Balance at end of year	609	671	$ 589
Other post employment benefit plans [member] | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Employer contributions	26	30
Benefits paid	$ (26)	$ (30)